Other Assets - Weighted Average Interest Rates Paid Received (Details) - Swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Interest expense attributable to Swaps	$ 0	$ (3,359)	$ 927
Weighted average Swap rate paid	0.00%	2.06%	2.28%
Weighted average Swap rate received	0.00%	1.63%	2.24%